UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-7141

                      (Investment Company Act File Number)


                    Federated World Investment Series, Inc.
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  11/30/07


                Date of Reporting Period:  Quarter ended 2/28/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

 SHARES                                                                                         VALUE
               COMMON STOCKS--96.8%
               AUTOMOBILES & COMPONENTS--2.6%
    17,100     Continental Ag                                                           $   2,134,168
   245,400     Nissan Motor Co., Ltd.                                                       2,843,415
                  TOTAL                                                                     4,977,583
               BANKS--18.1%
    23,056     BNP Paribas, SA                                                              2,408,551
   140,500     Banco Santander Central Hispano, SA                                          2,604,889
   216,800     Bank of Cyprus Public Co., Ltd.                                              3,230,520
   199,900     Barclays PLC                                                                 2,905,489
    45,700     Commerzbank AG, Frankfurt                                                    1,886,885
    59,600     EFG Eurobank                                                                 2,211,561
    56,700     Hana Financial Holdings                                                      3,010,513
   369,068     Intesa Sanpaolo                                                              2,688,676
       230     Mitsubishi UFJ Financial Group, Inc.                                         2,835,909
       388     Mizuho Financial Group, Inc.                                                 2,719,703
    62,019     Royal Bank of Scotland PLC, Edinburgh                                        2,447,256
       263     Sumitomo Mitsui Financial Group, Inc.                                        2,554,261
    17,300     Unibanco Uniao de Bancos Brasileiros SA, GDR                                 1,478,804
   164,000     United Overseas Bank Ltd.                                                    2,209,404
                  TOTAL                                                                    35,192,421
               CAPITAL GOODS--7.3%
   144,000     ABB Ltd.                                                                     2,416,147
   105,500     Mitsubishi Corp.                                                             2,459,083
    41,883   1 OAO TMK, GDR                                                                 1,382,139
   155,700     Sandvik AB                                                                   2,448,831
    39,700     Siemens AG                                                                   4,189,825
    26,800     Vestas Wind Systems A/S                                                      1,251,691
                  TOTAL                                                                    14,147,716
               CONSUMER DURABLES & APPAREL--1.2%
 1,772,000     Techtronic Industries Co.                                                    2,426,776
               CONSUMER SERVICES--0.8%
   193,700   1 Rezidor Hotel Group AB                                                       1,495,550
               DIVERSIFIED FINANCIALS--5.1%
    18,000     Credit Suisse Group                                                          1,247,949
    76,000     ING Groep N.V.                                                               3,245,542
    59,500     Promise Co. Ltd.                                                             2,030,065
    56,600     UBS AG                                                                       3,355,226
                  TOTAL                                                                     9,878,782
               ENERGY--10.3%
   381,460     BP PLC                                                                       3,911,058
    73,900     EnCana Corp.                                                                 3,592,010
   214,800     Talisman Energy, Inc.                                                        3,704,272
    41,700     Technip SA                                                                   2,803,883
    46,040     Total SA, Class B                                                            3,108,497
    38,000   1 Transocean Sedco Forex, Inc.                                                 2,913,840
                  TOTAL                                                                    20,033,560
               FOOD BEVERAGE & TOBACCO--6.1%
   159,100     Diageo PLC                                                                   3,139,026
    30,700     InBev                                                                        2,035,811
       600     Japan Tobacco, Inc.                                                          2,741,323
    38,100     Koninklijke Numico NV                                                        1,964,349
     5,500     Nestle SA                                                                    2,048,736
                  TOTAL                                                                    11,929,245
               HEALTH CARE EQUIPMENT & SERVICES--1.2%
    31,900     Phonak Holding AG                                                            2,413,177
               INSURANCE--4.1%
   102,577     AXA                                                                          4,365,568
    17,100     Allianz SE                                                                   3,683,595
                  TOTAL                                                                     8,049,163
               MATERIALS--9.1%
    59,500     Cemex S.A. de C.V., ADR                                                      2,021,810
    57,800     Companhia Vale Do Rio Doce, ADR                                              1,972,136
   109,500     JSR Corp.                                                                    2,533,823
    20,484     Linde AG                                                                     2,087,549
    16,000     Potash Corp. of Saskatchewan, Inc.                                           2,518,878
    76,400   1 Symrise AG                                                                   1,920,975
   227,000     Taiyo Nippon Sanso Corp.                                                     2,028,258
   146,100     Tokuyama Corp.                                                               2,535,559
                  TOTAL                                                                    17,618,988
               MEDIA--3.4%
    25,200     Lagardere S.C.A.                                                             1,937,210
    53,600     Tf1 - Tv Francaise                                                           1,806,627
    70,700     Vivendi SA                                                                   2,792,791
                  TOTAL                                                                     6,536,628
               PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--6.9%
    32,800     Altana AG                                                                    1,985,819
    75,551     GlaxoSmithKline PLC                                                          2,122,027
    50,600     Novartis AG                                                                  2,816,877
    13,510     Roche Holding AG                                                             2,409,808
    63,700     Shire PLC, ADR                                                               4,106,739
                  TOTAL                                                                    13,441,270
               REAL ESTATE--3.3%
   385,300   1 Ablon Group                                                                  1,886,292
   639,000   1 China Properties Group Ltd.                                                    289,525
    78,000     Mitsubishi Estate Co., Ltd.                                                  2,430,707
   157,700     Sun Hung Kai Properties                                                      1,870,076
                  TOTAL                                                                     6,476,600
               RETAILING--0.8%
   544,400     Game Group PLC                                                               1,496,997
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8%
     2,312     Samsung Electronics Co.                                                      1,392,061
    28,900     Tokyo Electron Ltd.                                                          2,098,978
                  TOTAL                                                                     3,491,039
               SOFTWARE & SERVICES--2.3%
    41,600   1 Amdocs Ltd.                                                                  1,439,776
    42,000     SAP AG                                                                       1,934,764
    53,400     Satyam Computer Services Ltd., ADR                                           1,151,304
                  TOTAL                                                                     4,525,844
               TECHNOLOGY HARDWARE & EQUIPMENT--5.3%
 1,064,500     Acer Sertek, Inc.                                                            2,035,311
    55,600     Canon, Inc.                                                                  3,038,020
   310,000     Delta Electronics, Inc.                                                      1,006,677
    39,400     Ibiden Co., Ltd.                                                             1,973,161
    33,100     Nidec Corp.                                                                  2,166,413
                  TOTAL                                                                    10,219,582
               TELECOMMUNICATION SERVICES--5.8%
    49,900     Hellenic Telecommunication Organization SA                                   1,353,721
    36,100     Philippine Long Distance Telephone Co.                                       1,725,689
   153,700     Tele2 AB, Class B                                                            2,318,482
   684,600     Telstra Corp. Ltd.                                                           2,297,828
   211,900   1 Total Access Communication Public Co. Ltd., Class F                            889,980
   971,819     Vodafone Group PLC                                                           2,700,950
                  TOTAL                                                                    11,286,650
               UTILITIES--1.3%
   110,294     Enagas                                                                       2,514,849
                  TOTAL COMMON STOCKS (IDENTIFIED COST $152,405,214)                      188,152,420
               PREFERRED STOCKS--1.1%
               MEDIA--1.1%
     1,722     Net Servicos de Comunicacao SA                                                  21,926
   166,300     Net Servicos de Comunicacao SA                                               2,117,472
                  TOTAL PREFERRED STOCKS (IDENTIFIED COST $1,894,086)                       2,139,398
               MUTUAL FUND--1.9%
 3,708,210   2 Federated Prime Value Obligations Fund, Class IS (AT NET ASSET VALUE)        3,708,210
                  TOTAL INVESTMENTS-99.8%                                                 194,000,028
                  (IDENTIFIED COST $158,007,510)3
                  OTHER ASSETS AND LIABILITIES-NET-0.2%                                       359,847
                  TOTAL NET ASSETS-100%                                                 $ 194,359,875

1    Non-income producing security.

2    Affiliated company.

3 At February 28, 2007, the cost of investments for federal tax purposes was $158,007,510. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $35,992,518. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,155,653 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,163,135.


 At February 28, 2007, the Fund had outstanding foreign currency commitments as follows:
 SETTLEMENT DATE      FOREIGN CURRENCY        IN EXCHANGE FOR   CONTRACTS AT VALUE   UNREALIZED APPRECIATION
                      UNITS TO
                      DELIVER/RECEIVE
 CONTRACTS PURCHASED:
 3/2/2007             7,019,914 Danish Krone    $1,246,566        $1,246,633                         $67
 3/2/2007             4,681,055 Swedish Krona    $668,827          $669,300                         $473
 NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS                                          $540

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.

The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depositary Receipt






FEDERATED INTERNATIONAL HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES OR  FOREIGN         VALUE IN
  CURRENCY               U.S. DOLLARS
  PAR AMOUNT

                   COMMON STOCKS--1.8%
                   TELECOMMUNICATIONS & CELLULAR--1.8%
     1,285,485   1 Jazztel PLC                                                                                         $   1,275,860
         2,500   1 Satelites Mexicanos SA de CV, Class INS                                                                 1,812,500
                       TOTAL COMMON STOCKS (IDENTIFIED COST $3,090,573)                                                    3,088,360
                   CORPORATE BONDS--27.7%
                   AEROSPACE & DEFENSE--0.6%
  $  1,000,000 2,3 Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017                                              1,007,500
                   BANKING--3.1%
     1,750,000 2,3 Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021                                                     1,766,612
     1,391,632 2,3 Banco de Galicia y Buenos Aires S.A. de C.V., Series 144A, 11.00%, 1/1/2019                             1,530,795
       500,000 2,3 Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015                            506,250
     1,500,000 2,3 VTB Capital SA, Bond, 6.25%, 6/30/2035                                                                  1,527,975
                       TOTAL                                                                                               5,331,632
                   BROADCAST RADIO & TV--1.8%
     2,500,000     Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032                                                           3,158,500
                   BUILDING MATERIALS--0.7%
     1,000,000 2,3 Votorantim Overseas IV, Note, Series 144A, 7.75%, 6/24/2020                                             1,135,000
                   CABLE & WIRELESS TELEVISION--0.6%
     1,093,750     Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013                                                   1,110,156
                   CONTAINER & GLASS PRODUCTS--1.9%
       790,000     Vitro SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007                                                       790,000
     1,300,000     Vitro SA, Note, 11.75%, 11/1/2013                                                                       1,456,000
     1,000,000 2,3 Vitro SA, Series 144A, 9.125%, 2/1/2017                                                                 1,025,000
                       TOTAL                                                                                               3,271,000
                   FOOD PRODUCTS--0.6%
     1,000,000 2,3 JBS SA, Company Guarantee, Series 144A, 10.50%, 8/4/2016                                                1,112,500
                   HOTELS, MOTELS, INNS & CASINOS--0.9%
     1,500,000 2,3 Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011                                                    1,560,000
                   LEISURE & ENTERTAINMENT--0.5%
       900,000 2,3 Cap Cana SA, Series 144A, 9.625%, 11/3/2013                                                               936,000
                   METALS & MINING-3.3%
     1,500,000 2,3 Adaro Finance BV, Company Guarantee, Series 144A, 8.50%, 12/8/2010                                      1,546,875
     2,000,000     Alrosa Finance SA, Company Guarantee, 8.875%, 11/17/2014                                                2,303,100
     1,750,000     Vale Overseas Ltd., 6.875%, 11/21/2036                                                                  1,852,813
                       TOTAL                                                                                               5,702,788
                   OIL & GAS--7.9%
     2,500,000     Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012                                            2,618,750
     2,960,000 2,3 Gazprom SA, Note, Series 144A, 8.625%, 4/28/2034                                                        3,795,756
     2,200,000 2,3 Gazprom, Note, Series 144A, 9.625%, 3/1/2013                                                            2,610,190
     1,250,000 2,3 Gazprom, Series 144A, 5.03%, 2/25/2014                                                                  1,644,097
     3,000,000 2,3 Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017                               2,992,500
                       TOTAL                                                                                              13,661,293
                   STEEL--2.0%
     1,200,000 2,3 CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015                                          1,422,000
     1,825,000 2,3 CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013                               2,089,625
                       TOTAL                                                                                               3,511,625
                   TELECOMMUNICATIONS & CELLULAR--1.7%
     5,500,000     America Movil S.A. de C.V., Bond, 9.00%, 1/15/2016                                                        503,097
     2,000,000     Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012                                  2,455,000
                       TOTAL                                                                                               2,958,097
                   UTILITIES--2.1%
     1,000,000 2,3 ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017                                                 1,050,000
     2,300,000 2,3 National Power Corp., Foreign Gov't. Guarantee, Series 144A, 9.61%, 8/23/2011                           2,599,000
                       TOTAL                                                                                               3,649,000
                       TOTAL CORPORATE BONDS (IDENTIFIED COST $42,947,632)                                                48,105,091
                   GOVERNMENTS/AGENCIES--62.2%
                   SOVEREIGN--62.2%
     3,977,634     Argentina, Government of, Note, 8.28%, 12/31/2033                                                       4,578,256
     9,200,000     Brazil, Government of, 10.00%, 1/1/2012                                                                 4,086,180
     3,400,000     Brazil, Government of, 8.875%, 4/15/2024                                                                4,309,500
     3,946,000     Brazil, Government of, Bond, 8.25%, 1/20/2034                                                           4,891,067
     3,750,000     Brazil, Government of, Note, 8.75%, 2/4/2025                                                            4,734,375
     4,200,000     Brazil, Government of, Unsub., 11.00%, 8/17/2040                                                        5,632,200
     1,700,000     Colombia, Government of, 7.375%, 9/18/2037                                                              1,824,100
     2,000,000     Colombia, Government of, 8.25%, 12/22/2014                                                              2,280,000
     1,500,000     Colombia, Government of, Bond, 8.125%, 5/21/2024                                                        1,740,000
       800,000     Colombia, Government of, Note, 7.375%, 1/27/2017                                                          866,000
     1,200,000     El Salvador, Government of, Bond, 7.75%, 1/24/2023                                                      1,381,800
    46,690,500     Mexico, Government of, 8.00%, 12/7/2023                                                                 4,143,269
    87,960,000     Mexico, Government of, Bond, 10.00%, 12/5/2024                                                          9,282,749
     3,200,000     Mexico, Government of, Note, 8.125%, 12/30/2019                                                         3,906,400
     4,500,000     Peru, Government of, Bond, 8.75%, 11/21/2033                                                            5,883,750
     1,250,000     Philippines, Government of, 9.875%, 1/15/2019                                                           1,600,000
     2,200,000     Philippines, Government of, Bond, 7.75%, 1/14/2031                                                      2,477,750
     1,600,000     Philippines, Government of, Bond, 9.50%, 10/21/2024                                                     2,064,000
     1,400,000     Philippines, Government of, Note, 8.25%, 1/15/2014                                                      1,571,500
     1,620,000     Philippines, Government of, Sr. Note, 9.50%, 2/2/2030                                                   2,146,500
     2,000,000     Republic of Ecuador, 10.00%, 8/15/2030                                                                  1,705,000
     1,050,000     Republic of Ecuador, 9.375%, 12/15/2015                                                                   966,000
     3,187,000     Republica Oriental del Uruguay, 7.625%, 3/21/2036                                                       3,481,798
    11,800,000     Russia, Government of, Unsub., 5.00%, 3/31/2030                                                        13,382,970
     5,300,000     Turkey, Government of, 6.875%, 3/17/2036                                                                5,035,000
     3,500,000     Turkey, Government of, Note, 7.375%, 2/5/2025                                                           3,587,500
       102,696     Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007                                                       102,932
     1,500,000     Venezuela, Government of, 9.375%, 1/13/2034                                                             1,946,250
     7,900,000     Venezuela, Government of, Note, 7.65%, 4/21/2025                                                        8,366,890
                       TOTAL GOVERNMENTS/AGENCIES  (IDENTIFIED COST $99,196,754)                                         107,973,736
                   REPURCHASE AGREEMENT--6.5%
    11,350,000     Interest in $4,600,000,000 joint repurchase agreement 5.34%, dated 2/28/2007 under which Bank of       11,350,000
                   America N.A. will repurchase U.S. Government Agency securities with various maturities to
                   6/1/2035 for $4,600,682,333 on 3/1/2007. The market value of the underlying securities at the end of the period was $4,692,695,980 (AT COST).
                       TOTAL INVESTMENTS -- 98.2%                                                                        170,517,187
                       (IDENTIFIED COST $156,584,959)4
                       OTHER ASSETS AND LIABILITIES - NET - 1.8%                                                           3,098,372
                       TOTAL NET ASSETS - 100%                                                                         $ 173,615,559

1    Non-income producing security.

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $31,857,675, which represented 18.3% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors. At February 28, 2007, these liquid restricted securities amounted to $31,857,675, which represented 18.3% of total net assets.

4 At February 28, 2007, the cost of investments for federal tax purposes was $156,241,550. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from swap contracts was $14,275,637. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,052,715 and net unrealized depreciation from investments for those securities having an excess of cost over value of $777,078.

At February 28, 2007, the Fund had the following outstanding credit default swaps:

CREDIT DEFAULT                   REFERENCE ENTITY    BUY/SELL PAY/       EXPIRATION NOTIONAL    APPRECIATION/
SWAPS                                                         RECEIVE    DATE       AMOUNT     (DEPRECIATION)
COUNTERPARTY                                                  FIXED RATE
JP Morgan Chase                  Republic of Hungary Buy      0.300%     11/20/2011 $1,500,000       $(5,315)
                                 4.75%, 2/3/2015
Goldman Sachs Capital Markets LP Bolivarian Republic Sell     1.650%     1/20/2012  $1,500,000      $(12,088)
                                 of Venezuela
                                 9.25%, 9/15/2027
    TOTAL SWAPS                                                                                     $(17,403)

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.



INVESTMENT VALUATION


Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for other fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.



Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Directors, although the actual calculation may be done by others.







FEDERATED INTERNATIONAL SMALL COMPANY FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

  SHARES     VALUE

               COMMON STOCKS--98.4%
               AUTOMOBILES & COMPONENTS--1.3%
   966,199     IMMSI SpA                                                   $   2,800,177
   190,350     Nokian Renkaat Oyj                                              4,650,068
                  TOTAL                                                        7,450,245
               BANKS--2.1%
    93,900     Atrium Co., Ltd.                                                2,838,966
   207,824     Banco Pastor                                                    4,634,153
   289,361     Bank of Cyprus Public Co., Ltd.                                 4,311,745
                  TOTAL                                                       11,784,864
               CAPITAL GOODS--20.0%
   278,349     Abengoa SA                                                     10,126,028
    31,600     Andritz AG                                                      6,669,949
    49,730     Arcadis NV                                                      3,125,984
 1,443,609     Ashtead Group PLC                                               4,756,493
    21,800     Bekaert NV                                                      2,616,607
    46,500     Boskalis Westminster NV                                         4,244,738
   358,400   1 Charter PLC                                                     6,050,463
    57,696     Demag Cranes AG                                                 3,536,625
   643,531     Fenner PLC                                                      2,761,822
   257,013     Gamesa Corporacion Tecnologica SA                               7,383,965
 2,773,100     Gamuda BHD                                                      5,303,960
     4,500     Geberit International AG                                        7,436,003
   191,092     Haulotte Group                                                  5,629,144
   128,350     KCI Konecranes                                                  4,006,808
   364,000     Keppel Corp., Ltd.                                              4,308,678
   192,746     Kingspan Group                                                  5,254,451
 1,614,000     Labroy Marine Ltd.                                              1,973,827
 2,191,000     MMI Holdings Ltd.                                               2,006,016
   157,000     Mori Seiki Co.                                                  3,586,564
    99,230     Obrascon Huarte Lain, SA                                        4,014,331
   660,437     Qinetiq PLC                                                     2,493,862
 2,123,000     Sembcorp Marine Ltd.                                            4,776,090
    67,152     Solarworld AG                                                   4,850,284
     3,893     Sulzer AG-Reg                                                   4,743,276
    50,100     Zodiac SA                                                       3,407,812
                  TOTAL                                                      115,063,780
               COMMERCIAL SERVICES & SUPPLIES--4.2%
    98,445   1 General de Alquiler de Maquinaria                               2,403,614
   572,125     Michael Page International PLC                                  5,399,568
 2,872,700     Road Builder (M) Holdings Berhad                                3,477,090
   178,500     SNC-Lavalin Group, Inc.                                         5,485,029
   175,010     USG People NV                                                   7,089,260
                  TOTAL                                                       23,854,561
               CONSUMER DURABLES & APPAREL--3.7%
   392,400     Consorcio ARA SA                                                2,463,879
    74,400   1 Desarrolladora Homex SA de CV, ADR                              4,046,616
    60,000   1 Gildan Activewear, Inc.                                         3,105,600
    28,056     Kaufman & Broad SA                                              2,023,471
    14,625     Puma AG Rudolf Dassler Sport                                    5,196,547
    53,442     Tod's SpA                                                       4,514,215
                  TOTAL                                                       21,350,328
               CONSUMER SERVICES--5.5%
   463,030     Enterprise Inns PLC                                             5,725,054
    76,715     Intralot SA                                                     2,479,138
    74,800     Lottomatica SpA                                                 2,959,699
   346,816     Punch Taverns PLC                                               7,874,658
 1,065,000     Resorts World BHD                                               4,560,376
   190,945     Sol Melia SA                                                    4,353,798
   305,140     William Hill PLC                                                3,796,824
                  TOTAL                                                       31,749,547
               DIVERSIFIED FINANCIALS--1.8%
   167,750     Arques Industries AG                                            3,773,863
    29,695   1 Interhyp AG                                                     3,265,571
    76,400     TSX Group, Inc.                                                 3,190,954
                  TOTAL                                                       10,230,388
               ENERGY-9.5%
   186,400     ERG SpA                                                         4,620,175
   343,500     Ensign Energy Services, Inc.                                    5,547,807
   106,600     Fred Olsen Energy ASA                                           4,979,968
   101,600     Fugro NV                                                        4,755,580
   269,274     Hunting PLC                                                     3,279,147
   220,540     ProSafe ASA                                                     3,128,609
   120,326   1 Q-Cells AG                                                      7,175,058
   120,680     SBM Offshore NV                                                 4,294,383
   214,800   1 SXR Uranium One, Inc.                                           3,111,074
   135,200   1 SeaDrill Ltd.                                                   2,089,920
    78,732     Technip SA                                                      5,293,893
    27,000   1 Trina Solar Ltd., ADR                                           1,217,700
   941,900     Wood Group (John) PLC                                           4,944,214
                  TOTAL                                                       54,437,528
               FOOD & STAPLES RETAILING--0.5%
 1,688,704     Alsea de Mexico SAB de CV                                       2,783,196
               FOOD BEVERAGE & TOBACCO--3.3%
   871,101     Britvic PLC                                                     5,278,353
   482,400     Davide Campari - Milano SpA                                     4,896,406
   161,070     IAWS Group PLC                                                  3,745,080
     2,105     Lindt & Spruengli AG                                            5,053,520
                  TOTAL                                                       18,973,359
               HEALTH CARE EQUIPMENT & SERVICES--0.5%
   149,888     Getinge AB, Class B                                             3,107,509
               INSURANCE--0.7%
   125,300     Industrial Alliance Life Insurance Co.                          3,880,272
               MATERIALS--14.9%
   124,800     Agnico Eagle Mines Ltd.                                         4,908,384
   178,800     Agrium, Inc.                                                    6,862,459
   122,200   1 Algoma Steel, Inc.                                              5,260,576
   190,100     AUR Resources, Inc.                                             3,405,092
   170,654     Boehler-Uddeholm AG                                            12,567,716
   198,200   1 HudBay Minerals, Inc.                                           3,812,842
    45,200     Imerys SA                                                       4,032,756
    69,211     K&S AG                                                          7,466,447
   475,635   1 Lundin Mining Corp.                                             5,180,915
   198,700   1 Meridian Gold, Inc.                                             5,452,328
    38,155     Novozymes A/S, Class B                                          3,293,021
   738,600   1 Paladin Resources Ltd.                                          5,216,173
   220,000     Tokuyama Corp.                                                  3,818,090
   800,000     Tubacex SA                                                      5,346,334
    53,000     Umicore                                                         9,073,695
                  TOTAL                                                       85,696,828
               MEDIA--1.0%
    37,900   1 Central European Media Enterprises Ltd., Class A                3,076,343
    64,830   1 Seloger.com                                                     2,423,646
                  TOTAL                                                        5,499,989
               PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--2.5%
    35,450   1 Actelion Ltd.                                                   7,736,872
   213,935   1 Grifols SA                                                      3,281,255
    70,873     Ipsen SA                                                        3,236,685
                  TOTAL                                                       14,254,812
               REAL ESTATE--5.1%
 3,124,263     Beni Stabili SpA                                                5,180,520
    99,700     Joint Corp.                                                     4,007,871
     4,292   1 K.K. DaVinci Advisors                                           5,074,571
    44,674     Orco Property                                                   6,837,743
 1,719,800     S P Setia BHD                                                   3,142,083
 3,446,000     Shun Tak Holdings                                               5,107,472
                  TOTAL                                                       29,350,260
               RETAILING--2.4%
   338,700     Geox SpA                                                        5,535,500
   304,100     Kappahl Holding AB                                              3,217,552
   899,497     The Carphone Warehouse PLC                                      5,251,656
                  TOTAL                                                       14,004,708
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.6%
   502,868   1 CSR PLC                                                         7,121,377
   129,136   1 Silicon-On-Insulator Technologies (SOITEC)                      3,588,735
   114,700     Tokyo Seimitsu Co., Ltd.                                        4,320,260
                  TOTAL                                                       15,030,372
               SOFTWARE & SERVICES--4.1%
   448,336   1 Autonomy Corp. PLC                                              5,442,104
   158,500   1 Business Objects SA, ADR                                        5,721,850
    62,473     Dassault Systemes SA                                            3,199,470
   260,805     Indra Sistemas SA                                               6,005,372
    42,608     Software AG - Bearer                                            3,230,878
                  TOTAL                                                       23,599,674
               TECHNOLOGY HARDWARE & EQUIPMENT--4.4%
    43,472     EVS Broadcast Equipment SA                                      2,646,319
   146,900   1 Logitech International SA                                       3,850,882
    75,850     Neopost SA                                                      9,782,654
    31,134     Wincor Nixdorf AG                                               5,083,813
   621,400   1 Wolfson Microelectronics PLC                                    3,643,261
                  TOTAL                                                       25,006,929
               TELECOMMUNICATION SERVICES--0.7%
   138,400     MobilCom AG                                                     3,965,233
               TRANSPORTATION--7.6%
 4,411,200   1 Airasia BHD                                                     2,052,600
   116,500     Copa Holdings, Class A                                          6,524,000
 2,993,000     Cosco Corp (Singapore) Ltd.                                     5,284,872
   469,745   1 EasyJet PLC                                                     6,107,942
    10,596     Geodis SA                                                       2,173,444
    87,750     Kuehne & Nagel International AG-Reg                             6,695,725
 1,257,000     Malaysian Airline System                                        1,991,536
 3,645,400     PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad        3,059,514
    35,469     Panalpina Welttransport Holding AG                              5,526,389
    83,932   1 Vueling Airlines SA                                             4,536,156
                  TOTAL                                                       43,952,178
                  TOTAL COMMON STOCKS (IDENTIFIED COST $366,247,131)         565,026,560
               PREFERRED STOCKS--0.7%
               MEDIA--0.7%
     3,238     Net Servicos de Comunicacao SA                                     41,229
   312,700     Net Servicos de Comunicacao SA                                  3,981,561
                  TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,659,439)          4,022,790
               MUTUAL FUND--0.8%
 4,468,700     Prime Value Obligations Fund, Class IS (AT COST)                4,468,700
                  TOTAL INVESTMENTS-99.9%                                    573,518,050
                   (IDENTIFIED COST $374,375,270)2
                  OTHER ASSETS AND LIABILITIES-NET-0.1%                          424,514
                  TOTAL NET ASSETS---100%                                  $ 573,942,564

1    Non-income producing security.

2 At February 28, 2007, the cost of investments for federal tax purposes was $374,375,270. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rate was $199,142,780. This consists of net unrealized appreciation from investments for those securities having and excess of value over cost of $202,461,290 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,318,510.



Note:        The categories of investments are shown as a percentage of total net assets at February 28, 2007.



INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
   {circle}prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors.
   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);
   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.


Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.


Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Directors, although the actual calculation may be done by others.








FEDERATED INTERNATIONAL VALUE FUND
PORTFOLIO OF INVESTMENTS
February 28, 2007 (unaudited)

 SHARES                                                                         VALUE IN
                                                                            U.S. DOLLARS
               COMMON STOCKS--94.5%
               AUTOMOBILES & COMPONENTS--2.8%
    78,945     Bayerische Motoren Werke AG                                $    4,587,360
               BANKS--7.4%
   107,152     ABN AMRO Holdings NV                                            3,759,107
    22,770     BNP Paribas SA                                                  2,378,674
   135,216     Banco Santander Central Hispano, SA                             2,506,923
   184,000     HSBC Holdings PLC                                               3,219,352
                  TOTAL                                                       11,864,056
               COMMERCIAL SERVICES & SUPPLIES--6.0%
    55,189     Adecco SA                                                       3,681,380
    46,000     Meitec Corp.                                                    1,441,263
   370,050     Michael Page International PLC                                  3,492,437
    25,400     Miller Herman, Inc.                                               977,138
                  TOTAL                                                        9,592,218
               CONSUMER DURABLES & APPAREL--4.1%
    80,380     Compagnie Financiere Richemont AG                               4,438,443
    25,700     Tod's SpA                                                       2,170,864
                  TOTAL                                                        6,609,307
               CONSUMER SERVICES--4.1%
    33,967     Accor SA                                                        2,999,529
    71,476     InterContinental Hotels Group PLC                               1,684,675
   232,005     Ladbrokes PLC                                                   1,838,720
                  TOTAL                                                        6,522,924
               DIVERSIFIED FINANCIALS--17.6%
   295,746     Amvescap PLC                                                    3,491,147
    62,200     Amvescap PLC, ADR                                               1,484,714
    45,543     Credit Suisse Group                                             3,157,518
    76,120     Janus Capital Group, Inc.                                       1,617,550
    42,778     Julius Baer Holding Ltd., Zurich, Class B                       5,408,672
    21,995     Morgan Stanley                                                  1,647,865
   175,500     Nikko Cordial Corp.                                             1,700,013
   162,600     Schroders PLC                                                   3,509,886
   422,654     iShares MSCI Japan                                              6,238,373
                  TOTAL                                                       28,255,738
               ENERGY--5.8%
    43,600     GlobalSantaFe Corp.                                             2,512,668
    37,600     Tidewater, Inc.                                                 1,954,072
    18,000     Total SA, Class B                                               1,215,312
    46,600   1 Transocean Sedco Forex, Inc.                                    3,573,288
                  TOTAL                                                        9,255,340
               FOOD BEVERAGE & TOBACCO--9.3%
   309,957     Cadbury Schweppes PLC                                           3,317,972
   194,136     Diageo PLC                                                      3,830,282
    38,200     Heineken NV                                                     1,883,061
    10,000     Nestle SA                                                       3,724,975
    10,320     Pernod-Ricard                                                   2,130,351
                  TOTAL                                                       14,886,641
               HOUSEHOLD & PERSONAL PRODUCTS--0.9%
    13,500     L'Oreal SA                                                      1,413,675
               INSURANCE-7.7%
    68,118     AXA                                                             2,899,030
   607,092     Benfield Group PLC                                              4,137,697
    56,714     Sun Life Financial Services of Canada                           2,456,283
    72,500     Willis Group Holdings Ltd.                                      2,878,250
                  TOTAL                                                       12,371,260
               MATERIALS--2.7%
    49,300     Akzo Nobel NV                                                   3,039,585
     1,400     Givaudan SA                                                     1,245,159
                  TOTAL                                                        4,284,744
               MEDIA--8.3%
    53,500     Asatsu, Inc.                                                    1,667,216
    24,200     Corus Entertainment, Inc., Class B                                962,538
   161,600     Grupo Televisa SA, GDR                                          4,410,064
    80,249     Vivendi SA                                                      3,169,996
   215,900     WPP Group PLC                                                   3,133,804
                  TOTAL                                                       13,343,618
               PHARMACEUTICALS BIOTECHNOLOGY & LIFE SCIENCES--9.5%
   196,568     GlaxoSmithKline PLC                                             5,521,074
    77,781     Novartis AG                                                     4,330,030
    70,100     Santen Pharmaceutical Co. Ltd.                                  1,918,115
    49,700     Takeda Pharmaceutical Co. Ltd.                                  3,416,586
                  TOTAL                                                       15,185,805
               REAL ESTATE--1.0%
   132,086     Sun Hung Kai Properties                                         1,566,334
               RETAILING-3.2%
   329,212     JJB Sports PLC                                                  1,623,021
 1,525,389     Signet Group PLC                                                3,512,919
                  TOTAL                                                        5,135,940
               TELECOMMUNICATION SERVICES-1.9%
 1,128,495     Vodafone Group PLC                                              3,136,395
               TRANSPORTATION--2.2%
    78,200     Grupo Aeroportuario del Sureste SAB de CV, Class B, ADR         3,485,374
                  TOTAL COMMON STOCKS (IDENTIFIED COST $101,980,537)         151,496,729
               MUTUAL FUND--6.0%
 9,672,375   2 Prime Value Obligations Fund, Class IS (AT COST)                9,672,375
                  TOTAL INVESTMENTS --- 100.5%                               161,169,104
                  (IDENTIFIED COST $111,652,912)3
                  OTHER ASSETS AND LIABILITIES --- NET --- (0.5)%              (770,233)
                  TOTAL NET ASSETS --- 100%                               $  160,398,871

1    Non-income producing security.

2    Affiliated company.

3 At February 28, 2007, the cost of investments for federal tax purposes was $111,652,912. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rate was $49,516,192. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $50,566,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,050,435.








 At February 28, 2007, the Fund had outstanding foreign currency commitments as follows:
 SETTLEMENT DATE      FOREIGN CURRENCY IN EXCHANGE FOR    CONTRACTS AT VALUE UNREALIZED APPRECIATION
                      UNITS TO
                      RECEIVE
 CONTRACTS PURCHASED:
 3/1/2007             $205,022 GBP        $401,945        $402,693                         $748


Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

   {circle}in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

   {circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Directors (the "Directors") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

   {circle}prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors.

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV);

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Directors.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Directors have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Directors, although the actual calculation may be done by others.




    The following acronyms are used throughout this portfolio:

 ADR --American Depositary Receipt
 GDR --Global Depository Receipt










ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED WORLD INVESTMENT SERIES, INC.

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007